LVIP T. Rowe Price 2060 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.01%
INVESTMENT COMPANIES–52.01%
Equity Funds–36.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	87,268	$1,067,551
LVIP SSGA S&P 500 Index Fund	330,536	9,590,832
LVIP SSGA Small-Cap Index Fund	27,820	825,301
		11,483,684
Fixed Income Fund–0.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	16,176	162,370
		162,370
International Equity Fund–14.80%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	411,095	4,633,867
		4,633,867
Total Affiliated Investments (Cost $14,630,680)		16,279,921

UNAFFILIATED INVESTMENTS–48.02%
INVESTMENT COMPANIES–48.02%
Equity Funds–35.87%
**T. Rowe Price Emerging Markets Discovery Stock Fund	64,104	911,558
**T. Rowe Price Growth Stock Fund	29,549	2,833,414
**T. Rowe Price Mid-Cap Growth Fund	6,446	599,077
**T. Rowe Price Mid-Cap Value Fund	16,413	506,993
**T. Rowe Price New Horizons Fund	6,437	321,717
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	141,337	$2,072,004
**T. Rowe Price Small-Cap Value Fund	9,942	494,037
**T. Rowe Price Value Fund	74,649	3,491,350
		11,230,150
Fixed Income Funds–0.30%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	649	6,046
**T. Rowe Price U.S. Treasury Long-Term Fund	12,075	88,871
		94,917
International Equity Funds–11.31%
**T. Rowe Price Emerging Markets Stock Fund	23,552	821,004
**T. Rowe Price International Stock Fund	59,021	1,192,811
**T. Rowe Price International Value Equity Fund	80,211	1,525,621
		3,539,436
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	3,071	26,078
		26,078
Money Market Fund–0.46%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	142,663	142,663
		142,663
Total Unaffiliated Investments (Cost $13,958,252)		15,033,244

TOTAL INVESTMENTS–100.03% (Cost $28,588,932)	31,313,165
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(8,535)
NET ASSETS APPLICABLE TO 2,111,600 SHARES OUTSTANDING–100.00%	$31,304,630

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2060 Fund–1

LVIP T. Rowe Price 2060 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.01%@
Equity Funds-36.69%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,168,542	$175,000	$200,000	$(15,683)	$(60,308)	$1,067,551	87,268	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	10,124,784	604,999	700,000	(22,287)	(416,664)	9,590,832	330,536	—	—
✧✧LVIP SSGA Small-Cap Index Fund	897,601	45,001	30,000	(958)	(86,343)	825,301	27,820	—	—
Fixed Income Fund-0.52%@
✧✧LVIP SSGA Bond Index Fund	158,083	—	—	—	4,287	162,370	16,176	—	—
International Equity Fund-14.80%@
✧✧LVIP SSGA International Index Fund	4,410,328	115,000	240,000	(4,776)	353,315	4,633,867	411,095	—	—
Total	$16,759,338	$940,000	$1,170,000	$(43,704)	$(205,713)	$16,279,921		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund–2